NEW ALTERNATIVES FUND
NEW ALTERNATIVES FUND SUMMARY
Investment Objective
The investment objective of New Alternatives Fund (the “Fund”) is long-term capital appreciation, with income as a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of $25,000 or more of Class A Shares of the Fund. More information about this discount and other discounts is available from your financial professional and in the section “Reductions or Modifications of Sales Charges” on page 19 of this Prospectus, and in the sections “PURCHASE, REDEMPTION AND PRICING OF SHARES – How to Purchase Shares” and “PURCHASE, REDEMPTION AND PRICING OF SHARES – Sales Loads” beginning on page 22 of the Statement of Additional Information (the “SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NEW ALTERNATIVES FUND		Investor Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	3.50%
Maximum Deferred Sales Charge (Load)		none	none
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 60 days of initial purchase)	[1]	2.00%	none
[1]	A two percent (2.00%) redemption fee is charged on Investor Shares held less than sixty (60) days and is retained by the Fund. This redemption fee is meant to prevent short-term trading in the Investor Shares of the Fund and to offset any transaction and other costs associated with short-term trading.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NEW ALTERNATIVES FUND	Investor Shares	Class A Shares
Management Fees	0.57%	0.57%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses:	0.55%	0.55%
Total Annual Fund Operating Expenses	1.37%	1.12%

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (i) you pay the maximum applicable sales charge, (ii) your investment has a 5% return each year, and (iii) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Expense Example - NEW ALTERNATIVES FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	139	434	750	1,646
Class A Shares	460	694	945	1,665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.44% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include American Depository Receipts (“ADRs”), real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad.

Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” means the production, conservation, storage and transmission of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.

In selecting investments for the Fund, the investment advisor selects securities for purchase or sale by subjectively balancing factors such as the investment’s relationship to the Fund’s areas of interest and concentration, the perceived risk of the investment, and the current value of the security. The investment advisor also considers the perceived prospects for the company and its industry, with concern for economic, political and social conditions at the time. In addition, the investment advisor considers its expectations for the investment based on, among other things, the company’s technological and management strength. The investment advisor may consider investments in new technologies intended to provide a clean and sustainable environment.
Principal Risks
General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund.

Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Concentration Risk. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the Alternative Energy industry. A downturn in this group of industries would have a larger impact on the Fund than on a fund that does not concentrate its investments.

New Technology Risk. New technologies may not be cost effective, and the investment adviser may select a new technology that is not successful. It is also possible that interest in achieving a clean and sustainable environment may diminish. The potential advantages of new technologies may be slow in both development and recognition.

Political Risk. Investments in Alternative Energy and renewable energy, and companies with environmental products and projects are subject to political priorities, changing government regulations and subsidies that may impact the value of their securities. There are also risks associated with a failure to enforce environmental law. For example, if the government reduces environmental regulation or its enforcement, companies that produce products designed to provide a clean environment, and in which the Fund invests, are less likely to prosper.

Foreign Company Risk. Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

ADR Risk. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs may entail the special risks of international investing, including currency exchange fluctuations, governmental regulations, and the potential for political and economic instability.

Mid-Cap Risk. The Fund is subject to the risk that the stocks of mid-cap companies can be more volatile and riskier than the stocks of larger issuers. Mid-cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid-cap company stocks might fall regardless of trends in the broader market.

Small-Cap Risk. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider fluctuations in price thus creating a greater chance of loss than securities of larger capitalization companies.

REIT Risk. The Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to idle capacity or declining income resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

MLP Risk. The Fund may invest in publicly-traded master limited partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the “SEC”) and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to energy industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all concentrated in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.
Is This Fund For You?

Investing in the Fund is not a complete investment program. The Fund may appeal to investors with an interest in Alternative Energy, environmental improvement and social responsibility. Please understand that social responsibility is a subjective concept that is interpreted by the investment adviser and may reduce the number of companies eligible for investment by the Fund.
Performance Information
The bar chart and performance table below show how the Fund has performed in the past and provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A Shares of the Fund has varied from year to year. The returns in the bar chart do not include the deduction of any applicable sales charges on Class A Shares. If sales charges had been included, the returns would be less than those shown in the bar chart. The performance of the Class A Shares has not been restated to reflect the increase in the investment advisory fees effective December 1, 2014. If it had been reflected, the performance of the Class A Shares would have been lower. The performance of the Fund’s Investor Shares would also have been lower than the Fund’s Class A Shares because the expenses of the classes differ.

The table compares the average annual total returns of each class of shares of the Fund for the periods ended December 31, 2016 as compared to a broader index measuring market performance. The table also shows the impact of taxes on the Class A Shares of the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns Class A Shares Percent Change for Calendar Year (%)

During the period shown in the bar chart, the highest return for a quarter was 29.81% for the quarter ended June 30, 2009 and the lowest return for a quarter was -21.88% for the quarter ended September 30, 2015.
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - NEW ALTERNATIVES FUND	One Year	Five Years	Ten Years
Class A Shares	6.66%	8.37%	2.60%
Investor Shares	6.42%
Return After Taxes on Distributions | Class A Shares	5.47%	7.75%	2.28%
Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares	4.23%	6.52%	2.08%
S&P 500® Index (reflects no deduction of fees, expenses and taxes)	11.96%	14.66%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Investors should consult their tax advisers regarding their personal tax situations.

The S&P 500® Index is an unmanaged index of approximately 500 leading companies in leading industries of the U.S. economy.